CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 20,475	$ 22,766	$ 20,017
Securities available for sale
Unrealized gain (loss) arising during period	4,065	(4,465)	(540)
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	186	40	0
Reclassification adjustments for gains included in earnings	(215)	(301)	(75)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	4,036	(4,726)	(615)
Income tax expense (benefit)	1,413	(1,654)	(215)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	2,623	(3,072)	(400)
Derivative instruments
Unrealized gain arising during period	324	0	0
Reclassification adjustment for expense recognized in earnings	18	0	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	342	0	0
Income tax expense	120	0	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	222	0	0
Other comprehensive income (loss)	2,845	(3,072)	(400)
Comprehensive income	$ 23,320	$ 19,694	$ 19,617